Write-Off of Receivables	12 Months Ended
Dec. 31, 2025
Write-Off of Receivables [Abstract]
WRITE-OFF OF RECEIVABLES
16.	WRITE-OFF OF RECEIVABLES

In 2019, a predecessor entity of Reliant Venture S.A.C, a subsidiary of the Company, remitted a payment of S/445,862 ($172,994) to SUNAT, the Peruvian tax authority, for penalties and interest following an audit of its 2015 income tax return. The Company recognized a receivable in respect of this amount, based on its assessment that it was recoverable through successful legal challenge. The Company subsequently filed a claim challenging the assessment, which was denied by SUNAT and upheld by the Peruvian Tax Court on appeal. In February 2024, the Company initiated further legal proceedings with the Superior Court of Justice of Lima, seeking to annul the Tax Court’s decision. While the legal proceedings remain ongoing, the Company has determined that, given the uncertainty and expected duration of the legal process, recovery is no longer probable in the near term. Accordingly, the full amount of S/445,862 ($172,994) has been written off during the quarter ended March 31, 2025.